Taxation (Details) - Schedule of (Loss)/income before Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of (Loss)/income before Income Taxes [Abstract]
Non-PRC	$ (2,149)	$ (15,397)	$ (28,212)
PRC	4,673	(4,367)	(17,872)
Total	$ 2,524	$ (19,764)	$ (46,084)